Accrued expenses and other liabilities - Summary of Accrued Expenses and Other Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current
Other accrued liabilities	€ 28	€ 37
Total	28	37
Current
Accrued fees to rights holders	1,665	1,378
Accrued salaries, vacation, and related taxes	120	92
Accrued social costs for options and RSUs	7	84
Accrued operating liabilities	194	188
Other accrued expenses	107	99
Total	€ 2,093	€ 1,841